N-2	3 Months Ended
Mar. 31, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0001868950
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Sweater Cashmere Fund
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Management Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 2.50% of the Fund’s average daily net assets. For the period from April 14, 2022 (commencement of operations) to March 31, 2023, the Fund accrued $203,896 in investment management fees.

The Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) with the Fund, pursuant to which the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed 5.90% of the Fund’s average daily net assets. The Expense Limitation Agreement is in effect through August 15, 2024.

The Fund has agreed to repay the Adviser for any management fees waived and/or Fund expenses the Adviser reimbursed pursuant to the Expense Limitation Agreement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the management fees were waived and/or the Fund expenses were reimbursed, or any expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the Adviser waived the fee or reimbursed the expense. During the period from April 14, 2022 (commencement of operations) to March 31, 2023, the Adviser did not recoup any expenses. As of March 31, 2023, $1,974,626 is subject to recoupment through March 31, 2026. For the period from April 14, 2022 (commencement of operations) to March 31, 2023, the Adviser voluntarily reimbursed $481,195 of Fund expenses which are not subject to recoupment. Additionally, $209,030 of the $214,930 waived organizational costs, incurred as of March 31, 2022, are subject to recoupment through March 31, 2025. The remaining $5,900 of waived organizational costs were voluntarily waived by the Adviser and are not subject to recoupment.

For the period from April 14, 2022 (commencement of operations) to March 31, 2023 organizational costs of $6,670 have been expensed as incurred and are subject to the Fund’s Expense Limitation Agreement. Organizational expenses consist of costs incurred to establish the Fund and enable it to legally do business. The Fund’s offering costs of $235,518 consist of legal fees for preparing the prospectus and statement of additional information in connection with the Fund’s registration and public offering, state registration fees and insurance. Offering costs are accounted for as a deferred charge and then are amortized on a straight-line basis over the first twelve months of the Fund’s operations. As of March 31, 2023, $8,524 of offering costs remain as an unamortized deferred asset, while $226,994 has been expensed subject to the Fund’s Expense Limitation Agreement.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer of $25,000. In addition, for the Fund’s first fiscal year of operations ending March 31, 2023, the Fund paid each Independent Trustee an additional one-time fee of $4,250 in recognition of services the Independent Trustees provided prior to the Fund’s commencement of operations. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund. Trustees that are interested persons are not compensated by the Fund.

Certain officers of the Fund and members of the Board are also officers of the Adviser.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, n.a. serves as the Fund’s Custodian.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to generate long-term capital appreciation primarily through an actively managed portfolio that provides investors with exposure to private, venture capital investments. The Fund will seek to achieve its investment objective through investing primarily in equity securities (e.g., common stock, preferred stock, and equity-linked securities convertible into equity securities) of private, operating growth companies (“Portfolio Companies”) and, to a lesser extent, interests in professionally managed private venture capital funds (“Portfolio Funds”). The Fund anticipates acquiring interests in the Portfolio Companies both directly from the issuer, including through co-investing with venture capital funds and other investors, and from third party holders of these interests in secondary transactions.

Risk Factors [Table Text Block]

11. Risk factors

An investment in the Fund involves a high degree of risk and may be considered speculative. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

•        The Fund’s inception date was April 13, 2022 and it has a very limited operating history. The Adviser expects that it may take up to two years for the Fund to become primarily invested in Portfolio Companies and Portfolio Funds. Fund performance may be lower during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is more fully invested. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation of the Fund could create negative transaction costs for the Fund and tax consequences for investors. There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to fully invest its offering proceeds.

•        The Adviser is newly formed and has no prior experience managing investment portfolios. The Adviser may be unable to successfully execute the Fund’s investment strategy or achieve the Fund’s investment objective.

•        There is no public market for Fund Shares and none is expected to develop. Shares are subject to substantial restrictions on transferability. Although the Fund began making semiannual offers to repurchase its Shares beginning in February 2023 (expected to be limited to no more than 5% of the Fund’s outstanding Shares for each such offer), these offers may be oversubscribed and there is no guarantee that you will be able to sell all of the Shares you desire in any semiannual repurchase offer.

•        While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. Investments in start-up and growth-stage private companies typically involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time.

•        Private companies in which the Fund invests are generally not subject to SEC reporting requirements, are not required to maintain accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting.

•        The Fund’s investments in Portfolio Companies may be heavily negotiated and may incur significant transactions costs for the Fund.

•        A significant portion of the Fund’s investment portfolio will be illiquid investments recorded at fair value as determined in good faith in accordance with policies and procedures approved by the Board and, as a result, there may be uncertainty as to the value of Fund investments and the NAV of Fund Shares.

NAV Per Share	$ 20.58
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital share transactions

Fund shares are continually offered under Rule 415 of the Securities Act of 1933, as amended. As an interval fund, the Fund has adopted a fundamental policy requiring it to make semiannual (twice a year) repurchase offers pursuant to Rule 23c-3 of the 1940 Act. Each semiannual repurchase offer will be for 5% of the Fund’s Shares at NAV. An early repurchase fee will be applied for Shares held less than 545 days. For Shares held for 185 days or less, a 2.00% fee will be applied. For Shares held between 186 and 365 days, a 1.5% fee will be applied. For Shares held between 366 days and 545 days, a 0.50% fee will be applied. Early repurchase fees will be based on the value of the Shares redeemed.

During the period from April 14, 2022 (commencement of operations) to March 31, 2023, the Fund completed one repurchase offer. The result of this repurchase offer is as follows:

Required Repurchase Offer
Commencement Date	January 27, 2023
Repurchase Request Deadline	February 28, 2023
Repurchase Pricing Date	February 28, 2023

Repurchase Pricing Date Net Asset Value	$20.38
Shares Repurchased	20,430
Value of Shares Repurchased (Before Redemption Fees)	$416,361
Percentage of Shares Repurchased	3.53%

Other Securities [Table Text Block]	Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investments objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board.

Additional information on each restricted investment held by the Fund on March 31, 2023 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
After Services, Inc. – Tranche 1	6/6/2022	$250,000	$267,500	2.3%
After Services, Inc. – Tranche 2	6/6/2022	250,000	267,500	2.3%
Cabinet Health, P.B.C.	2/14/2023	500,000	500,000	4.2%
Curate Capital Fund I, LP	7/1/2022	170,000	158,404	1.3%
Drupely, Inc. dba Graza	6/17/2022	200,000	220,000	1.9%
EarlyBird Central, Inc.	6/3/2022	200,000	210,000	1.8%
EdInvent, Inc. dba Accredible	7/29/2022	250,000	250,000	2.1%
Eloit Street, Inc. dba Guest House	11/8/2022	300,000	300,000	2.5%
Feat Socks, Inc.	6/15/2022	250,000	250,000	2.1%
Frances Valentine, LLC	11/18/2022	500,000	500,000	4.2%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	125,000	115,921	1.0%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	500,000	4.2%
Havenly Inc., Series C-1	2/10/2023	249,997	249,997	2.1%
Hearth Display Inc.	1/6/2023	250,000	250,000	2.1%
IQ Bar, Inc.	8/12/2022	250,000	250,000	2.1%
IsoTalent, Inc. Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,084,377	9.1%
Lazzaro Medical, Inc.	7/1/2022	250,000	262,500	2.2%
Nada Holdings, Inc.	6/17/2022	100,000	108,000	0.9%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	300,370	2.5%
Parallel Health, Inc.	6/28/2022	250,000	262,500	2.2%
Pear Suite, Inc.	11/14/2022	250,000	250,000	2.1%
Shappi, Inc.	9/16/2022	250,000	250,000	2.1%
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP – Class A	9/16/2022	150,000	149,527	1.3%
The Last Gameboard, Inc.	12/9/2022	250,000	250,000	2.1%
True Footage Inc. Series A Prime Preferred Stock	7/29/2022	250,000	250,000	2.1%
Wyndly Health, Inc.	9/13/2022	500,000	500,000	4.2%
		$7,744,996	$7,956,596	67.2%